SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Cost and Earnings in Excess of Billings	$ 4,169	$ 4,690
Billings in Excess of Cost and Earnings	$ 11,530	$ 6,622